Long-Term Notes Receivable, Government Bonds And Other Assets - Summary of Promissory Notes Maturity Dates and Annual Rates (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of notes receivable and other non current assets [line items]
Impairment loss	$ 103,736,696	$ 139,056,243	$ 121,295,334
5.39% notes due 2020 [member]
Disclosure of notes receivable and other non current assets [line items]
Impairment loss		8,000
Promissory note before impairment		$ 4,917,970